Net Income per Share	12 Months Ended
Dec. 31, 2017
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Net Income per Share
Note 9	Net Income per Share

Basic net income per share provides a measure of the interests of each ordinary common share in the company’s performance over the year.

Diluted net income per share adjusts basic net income per share for the effects of all dilutive potential common shares.

	2017	2016	2015

Basic net income per share [1]
Net income from continuing operations available to common shareholders	$154	$199	$1,115
Net income from discontinued operations available to common shareholders	173	124	155

Total Net Income	$327	$323	$1,270

Weighted average number of common shares	840,079,000	838,928,000	834,141,000

Basic net income per share from continuing operations	$0.18	$0.24	$1.34
Basic net income per share from discontinued operations	$0.21	$0.15	$0.18
Basic net income per share from continuing and discontinued operations	$0.39	$0.39	$1.52

Diluted net income per share [1]
Net income from continuing operations available to common shareholders	$154	$199	$1,115
Net income from discontinued operations available to common shareholders	173	124	155

Total Net Income	$327	$323	$1,270

Weighted average number of common shares	840,079,000	838,928,000	834,141,000
Dilutive effect of stock options	199,000	210,000	3,208,000
Dilutive effect of share-settled performance share units	38,000	321,000	–

Weighted average number of diluted common shares	840,316,000	839,459,000	837,349,000

Diluted net income per share from continuing operations	$0.18	$0.24	$1.34
Diluted net income per share from discontinued operations	$0.21	$0.14	$0.18
Diluted net income per share from continuing and discontinued operations	$0.39	$0.38	$1.52

[1] Net income per share calculations are based on dollar and share amounts each rounded to the nearest thousand.

Net income per share = net income available to common shareholders / weighted average number of common shares issued and outstanding during the year. Diluted net income per share incorporated the following adjustments. The denominator was:

Ù	increased by the total of the additional common shares that would have been issued assuming exercise of all stock options with exercise prices at or below the average market price for the year;

Ù	increased by the total of the additional share-settled performance share units (“PSUs”) that could be issued if vesting criteria are achieved; and

Ú	decreased by the number of shares that the company could have repurchased if it had used the assumed proceeds from the exercise of stock options to repurchase them on the open market at the average share price for the year.

For performance-based stock option plans, the number of contingently issuable common shares included in the calculation was based on the number of shares, if any, that would be issuable if the end of the reporting period was the end of the performance period and the effect was dilutive.

Options excluded from the calculation of diluted net income per share due to the option exercise prices being greater than the average market price of common shares were as follows:

	2017	2016	2015

Weighted average number of options	12,304,351	12,697,691	7,269,775
Option plan years fully excluded	2008- 2015,2017	2007-2014	2008, 2009, 2011-2013